Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 5,613,119	$ 9,098,159	$ 10,919,247
Other provisions [member]
Disclosure of other provisions [line items]
Provisions	3,416,033	3,975,569	4,996,986
Provision for Commercial Claims [member]
Disclosure of other provisions [line items]
Provisions	2,431,055	2,955,334	3,932,581
Provisions labor-related [member]
Disclosure of other provisions [line items]
Provisions	283,726	378,720	419,619
Provisions tax claims [member]
Disclosure of other provisions [line items]
Provisions	322,305	276,149	216,989
Others [member]
Disclosure of other provisions [line items]
Provisions	378,947	365,366	427,797
Provisions for reorganization [member]
Disclosure of other provisions [line items]
Provisions	1,343,433	3,062,850	4,060,759
Financial guarantees and loan commitments [member]
Disclosure of other provisions [line items]
Provisions	$ 853,653	$ 2,059,740	$ 1,861,502